Filed electronically with the Securities and Exchange Commission on May 12, 2000

                                                              File No. 33-5724
                                                              File No. 811-4670

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.
                                              --
                  Post-Effective Amendment No. 44
                                               --
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No. 47
                                --


                         Global/International Fund, Inc.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       ----------------------------- -----
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------
                                Caroline Pearson
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

/_/  Immediately upon filing pursuant to paragraph (b)

/_/  on ___________ pursuant to paragraph (b)

/_/  60 days after filing pursuant to paragraph (a)(1)

/X/  on July 14, 2000 pursuant to paragraph (a)(1)

/_/  75 days after filing pursuant to paragraph (a)(2)

/_/  On ___________ pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Scudder Global/International Equity Funds

Scudder Global Bond Fund (New Fund #s)
Scudder Emerging Markets Income Fund (New Fund #s)

Supplement to the prospectus dated March 1, 2000

On or about October 1, 2000 for Scudder Global Bond Fund and Scudder Emerging Markets Income Fund, this prospectus will offer two classes of shares to provide investors with different purchase options. The two classes are the S Class and the AARP Class. Each class has its own important features and policies. In addition, as of the date noted above for each fund, all existing shares of Scudder Global Bond Fund and Scudder Emerging Markets Income Fund will be redesignated S Class shares of their respective funds. Shares of the AARP class will be specially designed for members of the American Association of Retired Persons (the "AARP").

For your convenience, this supplement has been divided into three parts. Part I provides information relating to important changes to the funds generally. Part II provides information relating specifically to the S Class of each fund. Part III provides information relating specifically to the AARP Class of each fund. As always, you should refer to the prospectus for general information about the funds, including their investment approaches, risks, and portfolio managers, and for additional information relating to the S Class, such as its historical performance and its purchase, redemption and exchange procedures.

PART I - General Information about the Funds

On _____________, shareholders of each fund elected the following people to each fund's Board: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Joan E. Spero, Jean G. Stromberg, Jean C. Tempel and Steven Zaleznick.

Administrative Fee

Each fund will enter an administrative services agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper"). Pursuant to each agreement, Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by each fund in exchange for the payment by each fund of a fixed fee rate. The administrative fee rate is 0.375% for Scudder Global Bond Fund and 0.650% for Scudder Emerging Markets Income Fund. Such an administrative fee will enable investors to determine with greater certainty the expense level that a fund will experience, and it will transfer substantially all of the risk of increased cost to Scudder Kemper. The initial term of the administrative agreement is three years. With regard to Scudder Global Bond Fund, the administrative services agreement for the S class will become effective on the date of the pending acquisition by the fund of another fund advised by Scudder Kemper, currently scheduled for September 25, 2000, and will become effective on October 1, 2000 for the AARP Class. With regard to Scudder Emerging Markets Income Fund, the administrative services agreement will become effective on October 1, 2000. Below are the restated expense tables and examples for the S Class (see Part II) and the AARP Class (see Part III) of each fund that reflect the implementation of the administrative fee.

Scudder Kemper will not bear certain other fund expenses, such as taxes, brokerage, interest, extraordinary expenses and the fees and expenses of the Independent Directors of each fund's Board (including the fees and expenses of their independent counsel). In addition, each fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.

Financial Highlights

[To be provided]

PART II - Specific Information about the S Class

How Much S Class Shareholders Pay

The fees and expenses for the S Class of each fund are being restated to reflect the implementation of a new administrative fee. As noted under Part I, the restated expenses of Scudder Global Bond Fund will become effective on the date of the pending acquisition by the fund of another fund advised by Scudder Kemper, currently scheduled for September 25, 2000. With regard to Scudder Emerging Markets Income Fund, the restated expenses will become effective on October 1, 2000.

                                 S Class
----------------------------------------------------------- ------------ ------------
                                                            Scudder      Scudder
                                                            Global       Emerging
                                                            Bond Fund    Markets
                                                                         Income Fund
----------------------------------------------------------- ------------ ------------

----------------------------------------------------------- ------------ ------------
Shareholder Fees (paid directly from your investment)       NONE         NONE
----------------------------------------------------------- ------------ ------------
Annual Operating Expenses (deducted from fund assets)
----------------------------------------------------------- ------------ ------------
Management Fee                                              %            %
----------------------------------------------------------- ------------ ------------
Distribution (12b-1) Fee                                    NONE         NONE
----------------------------------------------------------- ------------ ------------
Other Expenses                                              %            %
    Fixed Administrative Fee                                %            %
    Other Fund Expenses(1)                                  %            %
----------------------------------------------------------- ------------ ------------
Total Annual Operating Expenses                             %            %
----------------------------------------------------------- ------------ ------------
Expense Reimbursement
----------------------------------------------------------- ------------ ------------
Net Annual Operating Expenses*
----------------------------------------------------------- ------------ ------------

----------------------------------------------------------- ------------ ------------
Expense Example
----------------------------------------------------------- ------------ ------------
Based on the costs above, (including one year of capped
expenses in each period for Scudder Global Bond Fund)
this example is designed to help you compare expenses of
each fund's S Class to those of other funds.  The example
assumes operating expenses remain the same and that you
invested $10,000, earned 5% annual returns, reinvested
all dividends and distributions and sold your shares at
the end of each period.  This is only an example: your
actual expenses will be different.
----------------------------------------------------------- ------------ ------------
                                                  1 year
----------------------------------------------------------- ------------ ------------
                                                 3 years
----------------------------------------------------------- ------------ ------------
                                                 5 years
----------------------------------------------------------- ------------ ------------
                                                10 years
----------------------------------------------------------- ------------ ------------

(1) Includes such expenses as taxes, brokerage, interest and fees and expenses of Board members not affiliated with Scudder Kemper (including fees and expenses of their independent counsel). *By contract, expenses of Scudder Global Bond Fund are capped at 1.25% through February 28, 2001.

PART III - Specific Information about the AARP Class

The remainder of this supplement provides specific information regarding the important features and policies of the AARP Class of each fund. Please remember to review the funds' prospectus for additional information about each fund.

The AARP Class

Since its beginning in 1985, the AARP Investment Program from Scudder has been specially designed to address the needs of people age 50 and over. In keeping with the organization's mission, AARP's goal is to encourage more of its members to plan for retirement and beyond. To continue to meet the increasingly diverse needs and goals of its members, the AARP Investment Program from Scudder has recently been expanded to offer a wider range of investment options to AARP members. This has been accomplished by adding the AARP Class to each fund in the Scudder Family of Funds. The AARP Class will generally have lower minimum investments, will retain its own identity with separate statements, and will continue the AARP Investment Program's commitment to shareholder education.

The role of AARP in the AARP Investment Program is not changing. While AARP takes no part in the investment decisions made by Scudder Kemper, AARP, through its subsidiary, will continue to oversee the Program's service quality and communications, and AARP will also continue to provide insight and direction as to what best represents the interests and concerns of its membership. In addition, AARP will be represented on each fund's Board.

The AARP Class of each Fund will be offered beginning on October 1, 2000. In addition, the AARP Class of each other fund in the Scudder Family of Funds will be available no later than October 1, 2000.

Past Performance
As the AARP Class does not have a full calendar year of performance, no past performance information is provided. However, the bar chart and table for each fund in the prospectus show how the total returns for each fund's S Class has varied from year to year, and over time. Shares of each fund's S Class will have substantially similar returns to the AARP Class because the shares represent an interest in the same portfolio of securities and the annual returns would differ only to the extent that the classes may have different expenses.

How Much AARP Class Shareholders Pay

Each fund has no sales charges or other shareholder fees. Each fund does have annual operating expenses, and as a shareholder you pay them indirectly. This table shows fees for each fund's AARP class.

                               AARP Class
----------------------------------------------------------- ------------ ------------
                                                            Scudder      Scudder
                                                            Global       Emerging
                                                            Bond Fund    Markets
                                                                         Income Fund
----------------------------------------------------------- ------------ ------------

----------------------------------------------------------- ------------ ------------
Shareholder Fees (paid directly from your investment)       NONE         NONE
----------------------------------------------------------- ------------ ------------
Annual Operating Expenses (deducted from fund assets)
----------------------------------------------------------- ------------ ------------
Management Fee                                              %            %
----------------------------------------------------------- ------------ ------------
Distribution (12b-1) Fee                                    NONE         NONE
----------------------------------------------------------- ------------ ------------
Other Expenses                                              %            %
    Fixed Administrative Fee                                %            %
    Other Fund Expenses(1)                                  %            %
----------------------------------------------------------- ------------ ------------
Total Annual Operating Expenses                             %            %
----------------------------------------------------------- ------------ ------------
Expense Reimbursement
----------------------------------------------------------- ------------ ------------
Net Annual Operating Expenses*
----------------------------------------------------------- ------------ ------------

----------------------------------------------------------- ------------ ------------
Expense Example
----------------------------------------------------------- ------------ ------------


                                       3

Based on the costs above, (including one year of capped expenses in each period for Scudder Global Bond Fund) this example is designed to help you compare expenses of each fund's AARP Class to those of other funds. The example assumes operating expenses remain the same and that you invested
$10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example: your actual expenses will be different.
----------------------------------------------------------- ------------ ------------
                                                  1 year
----------------------------------------------------------- ------------ ------------
                                                 3 years
----------------------------------------------------------- ------------ ------------
                                                 5 years
----------------------------------------------------------- ------------ ------------
                                                10 years
----------------------------------------------------------- ------------ ------------

(1) Includes such expenses as taxes, brokerage, interest and fees and expenses of Board members not affiliated with Scudder Kemper (including fees and expenses of their independent counsel). *By contract, expenses of Scudder Global Bond Fund are capped at 1.25% through February 28, 2001.


How to Buy AARP Class Shares

                                            First Investment                     Additional Investments
------------------------------------- ------------------------------------- -----------------------------------
                                      $1,000 or more for regular accounts   $___ or more for regular accounts

                                      $500 or more for IRAs                 $__ or more for IRAs

                                                                            $50 or more with an Automatic
                                                                            Investment Plan

------------------------------------- ------------------------------------- -----------------------------------
By mail                               Send completed enrollment form and    Send a personalized investment
AARP Investment Program from          check (payable to "AARP Investment    slip or short note that includes:
Scudder                               Program").                            o        fund name
P.O. Box 2540                         For enrollment forms, call            o        AARP class
Boston, MA 02208-2540                 800-253-2277.                         o        account number
                                                                            o        check payable to "AARP
                                                                                 Investment Program".
------------------------------------- ------------------------------------- -----------------------------------
By wire                               Call 800-253-2277 for instructions    Call 800-253-2277 for instructions

------------------------------------- ------------------------------------- -----------------------------------
By phone                              -                                     Call 800-253-2277 for instructions
------------------------------------- ------------------------------------- -----------------------------------
With an automatic investment plan     Fill in the information required on   To set up regular investment from
                                      your enrollment form and include a    a bank checking account, call
                                      voided check.                         800-253-2277.

------------------------------------- ------------------------------------- -----------------------------------
Web site                              -                                     Once you have registered on the
                                                                            Web Site (aarp.scudder.com), you
                                                                            may purchase shares online by
                                                                            transfers from your bank account.
------------------------------------- ------------------------------------- -----------------------------------
QuickBuy                              -                                     Call 800-253-2277
------------------------------------- ------------------------------------- -----------------------------------

How to Exchange or Sell AARP Class Shares

                                      Exchanging into another fund                 Selling shares
------------------------------------- ----------------------------------- ---------------------------------------
                                      $1,000 or more to open a new        Some transaction, including most for
                                      account ($500 for IRAs)             over $100,000, can only be ordered in
                                                                          writing; see the prospectus for more
                                      [$___] or more for exchanges        information
------------------------------------- ----------------------------------- ---------------------------------------


                                       4

------------------------------------- ----------------------------------- ---------------------------------------
                                      between existing accounts
------------------------------------- ----------------------------------- ---------------------------------------
By phone                              Call 800-253-2277 for instructions  Call 800-253-2277 for instructions
------------------------------------- ----------------------------------- ---------------------------------------
Using Easy Access                     Call 800-631-4636 and follow the    Call 800-631-4636 and follow the
                                      instructions                        instructions
------------------------------------- ----------------------------------- ---------------------------------------
By mail or fax                        Your instructions should include:   Your instructions should include:
(see previous page)                   o    your account number            o    your account number
                                      o    names of the fund and          o    names of the fund and class
                                           class and number of shares          and number of shares or dollar
                                           or dollar amount you want to        amount you want to redeem
                                           exchange

------------------------------------- ----------------------------------- ---------------------------------------
With an automatic withdrawal plan     -                                   To set up regular cash payments from
                                                                          an account, call 800-253-2277
------------------------------------- ----------------------------------- ---------------------------------------
Using QuickSell                       -                                   Call 800-253-2277
------------------------------------- ----------------------------------- ---------------------------------------
Web Site                              Once you have registered on the     -
                                      Web Site (aarp.scudder.com), you
                                      may exchange shares between
                                      Investment Program funds online.
------------------------------------- ----------------------------------- ---------------------------------------

Other rights we reserve

If your balance falls below $1,000, we will give you 60 days' notice so you can either increase your balance or close your account (this policy does not apply to retirement accounts, or in any case where a fall in share price creates the low balance)

Policies You Should Know About The AARP Class
Easy-Access Line
Call 800-631-4636                                    24 hours a day, year-round
This automated number provides current information on the AARP Class of each fund and your account. If you have signed up for telephone services, you can also use this number to exchange and redeem shares of the AARP Class.

Web Site
aarp.scudder.com
You can review your portfolio and make online transactions, including purchases and exchanges between Investment Program Mutual Funds, once you have registered on the site. You can also customize the site according to your preference. The Learning Center includes online versions of educational publications and past issues of Financial Focus and Investment Insight, the Program's newsletters. You may also contact us through the site's e-mail capability.

AARP Investment Program Representatives
Call 800-253-2277                                    8AM-8PM M-F, eastern time
Call this number to speak with a trained representative who can answer your investing questions and assist you with transaction-related services. You may also use this number to request a variety of investment education guides and prospectuses.

Confidential Fax Line
800-821-6234                                          24 hours a day, year-round
Signed exchange and redemption requests received after 4 p.m. eastern time on a business day or over a weekend or holiday will be executed the following business day.

TDD Line
1-800-634-9454                                       9 AM-5PM, M-F, eastern time
Dial this number with a TDD machine to communicate with registered AARP Mutual Fund representatives specially trained to handle services for hearing-impaired investors.

SERVICES
--------

AARP Lump Sum Service Retirement specialists can help you make decisions about your lump sum distribution from an employer's 401(k) or pension plan. An information kit is provided. Call 1-800-253-2277.

AARP Legacy Service This service helps you organize important financial documents, making it easier to share your investment information and goals with your spouse or heirs and to plan for the orderly transfer of assets in the event of a death. We also offer transfer ownership assistance to heirs for your AARP accounts. Information kits are provided. Call 1-800-253-2277.

AARP Goal Setting and Asset Allocation Service A guidebook and self-scoring worksheet are available to help you reach your goals by appropriately allocating your assets across types of investments. Call 1-800-253-2277 to speak to a specially trained representative.

Account Statements and Reports You will receive prompt confirmation statements for all of your transactions. Your consolidated [monthly] statement details your current account status and records all transactions. (AARP IRA and Keogh Plan investors receive consolidated statements quarterly.)

You will also receive a semi-annual report, an annual report, and a current prospectus each year.

Retirement Plans
For an information kit about (including all the necessary forms) regular Individual Retirement Accounts (IRAs), Roth IRAs, Simplified Employee Pension IRAs (SEP-IRAs), and Keogh Plan accounts, call an AARP Mutual Fund representative at 800-253-2277.

 To Get More Information:.
You can make inquiries and obtain the shareholder reports and Statement of Additional Information free of charge by contacting:


                      AARP Investment Program from Scudder
                      ------------------------------------
                                  P.O. Box 2540
                              Boston, MA 02208-2540
                                  800-253-2277
                                aarp.scudder.com



July 14, 2000

Scudder Global/International Equity Funds

Scudder International Fund (New Fund #s)
Scudder Global Fund (New Fund #s)
Scudder Emerging Markets Growth Fund (New Fund #s)

Supplement to the prospectus dated January 1, 2000

On or about August 28, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 1, 2000 for Scudder Emerging Markets Growth Fund, this prospectus will offer two classes of shares to provide investors with different purchase options. The two classes are the S Class and the AARP Class. Each class has its own important features and policies. In addition, as of the date noted above for each fund, all existing shares of Scudder Global Fund and Scudder Emerging Markets Growth Fund and all International Shares of Scudder International Fund will be redesignated S Class shares of their respective funds. Shares of the AARP class will be specially designed for members of the American Association of Retired Persons (the "AARP").

For your convenience, this supplement has been divided into three parts. Part I provides information relating to important changes to the funds generally. Part II provides information relating specifically to the S Class of each fund. Part III provides information relating specifically to the AARP Class of each fund. As always, you should refer to the prospectus for general information about the funds, including their investment approaches, risks, and portfolio managers, and for additional information relating to the S Class, such as its historical performance and its purchase, redemption and exchange procedures.

PART I - General Information about the Funds

Effective September 11, 2000, Scudder Global Fund seeks long-term growth while actively seeking to reduce downside risk as compared with other global growth funds. Scudder Global Fund will not invest in securities issued by tobacco-producing companies.

On _____________, shareholders of each fund elected the following people to each fund's Board: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Joan E. Spero, Jean G. Stromberg, Jean C. Tempel and Steven Zaleznick.

The Funds' Track Record - Performance information to be updated

Administrative Fee

Each fund will enter an administrative services agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper"). Pursuant to each agreement, Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by each fund in exchange for the payment by each fund of a fixed fee rate. The administrative fee rate is 0.375% for Scudder International Fund, 0.375% for Scudder Global Fund and 0.650% for Scudder Emerging Markets Growth Fund. Such an administrative fee will enable investors to determine with greater certainty the expense level that a fund will experience, and it will transfer substantially all of the risk of increased cost to Scudder Kemper. The initial term of the administrative agreement is three years. With regard to Scudder International Fund and Scudder Global Fund, the administrative services agreement will become effective on the date of the pending acquisition(s) by each fund of one or more funds advised by Scudder Kemper, currently scheduled for August 28, 2000 and September 11, 2000, respectively. With regard to Scudder Emerging Markets Growth Fund, the administrative services agreement will become effective on October 1, 2000. Below are the restated expense tables and examples for the S Class (see Part II) and the AARP Class (see Part III) of each fund that reflect the implementation of the administrative fee.

Scudder Kemper will not bear certain other fund expenses, such as taxes, brokerage, interest, extraordinary expenses and the fees and expenses of the Independent Directors of each fund's Board (including the fees and expenses of their independent counsel). In addition, each fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.

Management Fee

On February 7, 2000, Scudder International Fund's Board approved a new Investment Management Agreement between Scudder Kemper and the fund. The new Investment Management Agreement incorporates a new fee structure for the fund and is expected to become effective on or about July 31, 2000. Pursuant to this fee structure, for Scudder Kemper's services, Scudder International Fund pays Scudder Kemper a fee equal to 0.675% of average daily net assets on such assets up to $6 billion, 0.625% of average daily net assets on such assets exceeding $6 billion, and 0.600% of average daily net assets on such assets exceeding $7 billion. The restated expense tables for the S Class (see Part II) and the AARP Class (see Part III) of the fund reflect the implementation of the new management fee rates.

Financial Highlights

[To be provided]


PART II - Specific Information about the S Class

How Much S Class Shareholders Pay

The fees and expenses for the S Class of each fund are being restated to reflect the implementation of a new administrative fee. As noted under Part I, the restated expenses of Scudder International Fund and Scudder Global Fund will become effective on the date of the pending acquisition(s) by each fund of one or more funds advised by Scudder Kemper, currently scheduled for August 28, 2000 and September 11, 2000, respectively. With regard to Scudder Emerging Markets Growth Fund, the restated expenses will become effective on October 1, 2000.

                                 S Class
----------------------------------------------------------- --------------- ------------- ------------
                                                            Scudder         Scudder       Scudder
                                                            International   Global Fund   Emerging
                                                            Fund                          Markets
                                                                                          Growth Fund
----------------------------------------------------------- --------------- ------------- ------------

----------------------------------------------------------- --------------- ------------- ------------
Shareholder Fees (paid directly from your investment)
----------------------------------------------------------- --------------- ------------- ------------
Redemption/Exchange Fee, on shares owned less than a year   NONE            NONE          2.00%
(as a % of amount redeemed)
----------------------------------------------------------- --------------- ------------- ------------
Annual Operating Expenses (deducted from fund assets)
----------------------------------------------------------- --------------- ------------- ------------
Management Fee                                              %               %             %
----------------------------------------------------------- --------------- ------------- ------------
Distribution (12b-1) Fee                                    NONE            NONE          NONE
----------------------------------------------------------- --------------- ------------- ------------
Other Expenses                                              %               %             %
    Fixed Administrative Fee                                %               %             %
    Other Fund Expenses(1)                                  %               %             %
----------------------------------------------------------- --------------- ------------- ------------
Total Annual Operating Expenses                             %               %             %
----------------------------------------------------------- --------------- ------------- ------------
Expense Reimbursement
----------------------------------------------------------- --------------- ------------- ------------
Net Annual Operating Expenses*
----------------------------------------------------------- --------------- ------------- ------------

----------------------------------------------------------- --------------- ------------- ------------
Expense Example
----------------------------------------------------------- --------------- ------------- ------------
Based on the costs above, (including one year of capped
expenses in each period for Scudder Emerging Markets Growth
Fund) this example is designed to help you compare expenses
of each fund's S Class to those of other funds. The example
assumes operating expenses remain the same and that you
invested $10,000, earned 5% annual returns, reinvested all
dividends and distributions and
----------------------------------------------------------- --------------- ------------- ------------




----------------------------------------------------------- --------------- ------------- ------------
sold your shares at the end of each period. This is only an
example: your actual expenses will be different.
----------------------------------------------------------- --------------- ------------- ------------
                                                 1 year
----------------------------------------------------------- --------------- ------------- ------------
                                                 3 years
----------------------------------------------------------- --------------- ------------- ------------
                                                 5 years
----------------------------------------------------------- --------------- ------------- ------------
                                                10 years
----------------------------------------------------------- --------------- ------------- ------------

(1) Includes such expenses as taxes, brokerage, interest and fees and expenses of Board members not affiliated with Scudder Kemper (including fees and expenses of their independent counsel).
*By contract, expenses of Scudder Emerging Markets Growth Fund are capped at 2.25% through December 31, 2000.

PART III - Specific Information about the AARP Class

The remainder of this supplement provides specific information regarding the important features and policies of the AARP Class of each fund. Please remember to review the funds' prospectus for additional information about each fund.

The AARP Class

Since its beginning in 1985, the AARP Investment Program from Scudder has been specially designed to address the needs of people age 50 and over. In keeping with the organization's mission, AARP's goal is to encourage more of its members to plan for retirement and beyond. To continue to meet the increasingly diverse needs and goals of its members, the AARP Investment Program from Scudder has recently been expanded to offer a wider range of investment options to AARP members. This has been accomplished by adding the AARP Class to each fund in the Scudder Family of Funds. The AARP Class will generally have lower minimum investments, will retain its own identity with separate statements, and will continue the AARP Investment Program's commitment to shareholder education.

The role of AARP in the AARP Investment Program is not changing. While AARP takes no part in the investment decisions made by Scudder Kemper, AARP, through its subsidiary, will continue to oversee the Program's service quality and communications, and AARP will also continue to provide insight and direction as to what best represents the interests and concerns of its membership. In addition, AARP will be represented on each fund's Board.

The AARP Class of Scudder International Fund and Scudder Global Fund will be offered beginning on the date of the pending acquisition(s) by each fund of other fund(s) advised by Scudder Kemper, currently scheduled for August 28, 2000 and September 11, 2000, respectively. With regard to Scudder Emerging Markets Growth Fund, the AARP Class will be offered beginning on October 1, 2000. In addition, the AARP Class of each other fund in the Scudder Family of Funds will be available no later than October 1, 2000.

Past Performance
As the AARP Class does not have a full calendar year of performance, no past performance information is provided. However, the bar chart and table for each fund in the prospectus show how the total returns for each fund's S Class has varied from year to year, and over time. Shares of each fund's S Class will have substantially similar returns to the AARP Class because the shares represent an interest in the same portfolio of securities and the annual returns would differ only to the extent that the classes may have different expenses.

How Much AARP Class Shareholders Pay

Each fund has no sales charges or other shareholder fees. Each fund does have annual operating expenses, and as a shareholder you pay them indirectly. This table shows fees for each fund's AARP class.


                               AARP Class
----------------------------------------------------------- --------------- ------------- ------------
                                                            Scudder         Scudder       Scudder
                                                            International   Global Fund   Emerging
----------------------------------------------------------- --------------- ------------- ------------


----------------------------------------------------------- --------------- ------------- ------------
                                                            Fund                          Markets
                                                                                          Growth Fund
----------------------------------------------------------- --------------- ------------- ------------

----------------------------------------------------------- --------------- ------------- ------------
Shareholder Fees (paid directly from your investment)       NONE            NONE          NONE
----------------------------------------------------------- --------------- ------------- ------------
Redemption/Exchange Fee, on shares owned less than a year   NONE            NONE          2.00%
(as a % of amount redeemed)
----------------------------------------------------------- --------------- ------------- ------------
Annual Operating Expenses (deducted from fund assets)
----------------------------------------------------------- --------------- ------------- ------------
Management Fee                                              %               %             %
----------------------------------------------------------- --------------- ------------- ------------
Distribution (12b-1) Fee                                    NONE            NONE          NONE
----------------------------------------------------------- --------------- ------------- ------------
Other Expenses                                              %               %             %
    Fixed Administrative Fee                                %               %             %
    Other Fund Expenses(1)                                  %               %             %
----------------------------------------------------------- --------------- ------------- ------------
Total Annual Operating Expenses                             %               %             %
----------------------------------------------------------- --------------- ------------- ------------
Expense Reimbursement
----------------------------------------------------------- --------------- ------------- ------------
Net Annual Operating Expenses*
----------------------------------------------------------- --------------- ------------- ------------

----------------------------------------------------------- --------------- ------------- ------------
Expense Example
----------------------------------------------------------- --------------- ------------- ------------
Based on the costs above, (including one year of
capped expenses in each period for Scudder Emerging
Markets Growth Fund) this example is designed to help
you compare expenses of each fund's AARP Class to
those of other funds. The example assumes operating
expenses remain the same and that you invested
$10,000, earned 5% annual returns, reinvested all
dividends and distributions and sold your shares at
the end of each period. This is only an example: your
actual expenses will be different.
----------------------------------------------------------- --------------- ------------- ------------
                                                 1 year
----------------------------------------------------------- --------------- ------------- ------------
                                                 3 years
----------------------------------------------------------- --------------- ------------- ------------
                                                 5 years
----------------------------------------------------------- --------------- ------------- ------------
                                                10 years
----------------------------------------------------------- --------------- ------------- ------------

(1) Includes such expenses as taxes, brokerage, interest and fees and expenses of Board members not affiliated with Scudder Kemper (including fees and expenses of their independent counsel). *By contract, expenses of Scudder Emerging Markets Growth Fund are capped at 2.25% through December 31, 2000.


How to Buy AARP Class Shares

                                            First Investment                     Additional Investments
------------------------------------- ------------------------------------- -----------------------------------
                                      $1,000 or more for regular accounts   $___ or more for regular accounts

                                      $500 or more for IRAs                 $__ or more for IRAs

                                                                            $50 or more with an Automatic
                                                                            Investment Plan

------------------------------------- ------------------------------------- -----------------------------------
By mail                               Send completed enrollment form and    Send a personalized investment
AARP Investment Program from          check (payable to "AARP Investment    slip or short note that includes:
Scudder                               Program").                            o        fund name
P.O. Box 2540                         For enrollment forms, call            o        AARP class
Boston, MA 02208-2540                 800-253-2277.                         o        account number
                                                                            o        check payable to "AARP
                                                                                     Investment Program".
------------------------------------- ------------------------------------- -----------------------------------


------------------------------------- ------------------------------------- -----------------------------------
By wire                               Call 800-253-2277 for instructions    Call 800-253-2277 for instructions

------------------------------------- ------------------------------------- -----------------------------------
By phone                              -                                     Call 800-253-2277 for instructions
------------------------------------- ------------------------------------- -----------------------------------
With an automatic investment plan     Fill in the information required on   To set up regular investment from
                                      your enrollment form and include a    a bank checking account, call
                                      voided check.                         800-253-2277.

------------------------------------- ------------------------------------- -----------------------------------
Web site                              -                                     Once you have registered on the
                                                                            Web Site (aarp.scudder.com), you
                                                                            may purchase shares online by
                                                                            transfers from your bank account.
------------------------------------- ------------------------------------- -----------------------------------
QuickBuy                              -                                     Call 800-253-2277
------------------------------------- ------------------------------------- -----------------------------------

How to Exchange or Sell AARP Class Shares

                                    Exchanging into another fund                 Selling shares
------------------------------------- ----------------------------------- ---------------------------------------
                                      $1,000 or more to open a new        Some transaction, including most for
                                      account ($500 for IRAs)             over $100,000, can only be ordered in
                                                                          writing; see the prospectus for more
                                      [$___] or more for exchanges        information
                                      between existing accounts
------------------------------------- ----------------------------------- ---------------------------------------
By phone                              Call 800-253-2277 for instructions  Call 800-253-2277 for instructions
------------------------------------- ----------------------------------- ---------------------------------------
Using Easy Access                     Call 800-631-4636 and follow the    Call 800-631-4636 and follow the
                                      instructions                        instructions
------------------------------------- ----------------------------------- ---------------------------------------
By mail or fax                        Your instructions should include:   Your instructions should include:
(see previous page)                   o    your account number            o     your account number
                                      o    names of the fund and          o     names of the fund and class
                                           class and number of shares           and number of shares or dollar
                                           or dollar amount you want to         amount you want to redeem
                                           exchange

------------------------------------- ----------------------------------- ---------------------------------------
With an automatic withdrawal plan     -                                   To set up regular cash payments from
                                                                          an account, call 800-253-2277
------------------------------------- ----------------------------------- ---------------------------------------
Using QuickSell                       -                                   Call 800-253-2277
------------------------------------- ----------------------------------- ---------------------------------------
Web Site                              Once you have registered on the     -
                                      Web Site (aarp.scudder.com), you
                                      may exchange shares between
                                      Investment Program funds online.
------------------------------------- ----------------------------------- ---------------------------------------

Other rights we reserve

If your balance falls below $1,000, we will give you 60 days' notice so you can either increase your balance or close your account (this policy does not apply to retirement accounts, or in any case where a fall in share price creates the low balance)

Policies You Should Know About The AARP Class
Easy-Access Line
Call 800-631-4636                                    24 hours a day, year-round
This automated number provides current information on the AARP Class of each fund and your account. If you have signed up for telephone services, you can also use this number to exchange and redeem shares of the AARP Class.

Web Site
aarp.scudder.com
You can review your portfolio and make online transactions, including purchases and exchanges between Investment Program Mutual Funds, once you have registered on the site. You can also customize the site according to your preference. The Learning Center includes online versions of educational publications and past issues of Financial Focus and Investment Insight, the Program's newsletters. You may also contact us through the site's e-mail capability.

AARP Investment Program Representatives
Call 800-253-2277                                    8AM-8PM M-F, eastern time
Call this number to speak with a trained representative who can answer your investing questions and assist you with transaction-related services. You may also use this number to request a variety of investment education guides and prospectuses.

Confidential Fax Line
800-821-6234                                          24 hours a day, year-round
Signed exchange and redemption requests received after 4 p.m. eastern time on a business day or over a weekend or holiday will be executed the following business day.

TDD Line
1-800-634-9454                                      9 AM-5PM, M-F, eastern time
Dial this number with a TDD machine to communicate with registered AARP Mutual Fund representatives specially trained to handle services for hearing-impaired investors.

SERVICES
--------

AARP Lump Sum Service Retirement specialists can help you make decisions about your lump sum distribution from an employer's 401(k) or pension plan. An information kit is provided. Call 1-800-253-2277.

AARP Legacy Service This service helps you organize important financial documents, making it easier to share your investment information and goals with your spouse or heirs and to plan for the orderly transfer of assets in the event of a death. We also offer transfer ownership assistance to heirs for your AARP accounts. Information kits are provided. Call 1-800-253-2277.

AARP Goal Setting and Asset Allocation Service A guidebook and self-scoring worksheet are available to help you reach your goals by appropriately allocating your assets across types of investments. Call 1-800-253-2277 to speak to a specially trained representative.

Account Statements and Reports You will receive prompt confirmation statements for all of your transactions. Your consolidated [monthly] statement details your current account status and records all transactions. (AARP IRA and Keogh Plan investors receive consolidated statements quarterly.)

You will also receive a semi-annual report, an annual report, and a current prospectus each year.

Retirement Plans
----------------
For an information kit about (including all the necessary forms) regular Individual Retirement Accounts (IRAs), Roth IRAs, Simplified Employee Pension IRAs (SEP-IRAs), and Keogh Plan accounts, call an AARP Mutual Fund representative at 800-253-2277.

To Get More Information:
You can make inquiries and obtain the shareholder reports and Statement of Additional Information free of charge by contacting:


                      AARP Investment Program from Scudder
                      ------------------------------------
                                  P.O. Box 2540
                              Boston, MA 02208-2540
                                  800-253-2277
                                aarp.scudder.com



July 14, 2000

                            SCUDDER GLOBAL BOND FUND
                      SCUDDER EMERGING MARKETS INCOME FUND

                     SUPPLEMENT TO THE COMBINED STATEMENT OF
                   ADDITIONAL INFORMATION DATED MARCH 1, 2000

                   ------------------------------------------

On or about October 1, 2000 for Scudder Global Bond Fund and Scudder Emerging Markets Income Fund, this Statement of Additional Information will offer two classes of shares to provide investors with different purchase options. The two classes are: the S Class and the AARP Class. Each class has its own important features and policies. In addition, as of the date noted above for each fund, all existing shares of Scudder Global Bond Fund and Scudder Emerging Markets Income Fund will be redesignated S Class shares of their respective funds. Shares of the AARP Class will be specially designed for members of the American Association of Retired Persons (the "AARP").

The following information supplements the cover page:

The Semiannual Report to Shareholders of Scudder Global Bond Fund and Scudder Emerging Markets Income Fund dated April 30, 2000 are incorporated by reference and hereby deemed to be part of this Statement of Additional Information.

The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Opening an Account" on page 30:

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for S Class and $1,000 for AARP Class through Scudder Investor Services, Inc.
by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for S Class and $1,000 for AARP Class), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in the AARP Class should call 1-800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 for the S Class under certain plan accounts and is $1,000 for the AARP Class.

The following disclosure replaces the disclosure regarding "Minimum balances" on page 30:

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 for S Class and $1,000 for AARP Class. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act and Uniform Trust to Minor Act accounts, the minimum balance is $1000. These amounts may be changed by each Fund's Board of Directors. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan
(AIP) of $100/month ($50/month for AARP Class and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Funds reserve the right, following 60 days' written notice to applicable shareholders, to:

         o [assess an annual $10 per Fund charge] (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500 for S Class and $1,000 for AARP Class; and

         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         [Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.]

         [Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.]


The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Making Subsequent Investments by QuickBuy" on page 31:

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy

Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Investors interested in making subsequent investments in the AARP Class of a Fund should call 1-800-253-2277 for further instruction.

The following information replaces the disclosure on page 32 of the SAI relating to "Share Price", "Share Certificates" and "Other Information":

Share Price

         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

         There is no sales charge in connection with the purchase of shares of any class of the Funds.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to a Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on a Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The Board of Directors and the Distributor, each has the right to limit, for any reason, the amount of purchases by and to refuse to sell to any person and each may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Corporation may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

The following disclosure replaces the disclosure  regarding  "Exchanges" on page
33:

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500 for S Class and $1,000 for AARP Class. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Systematic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Systematic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163. Investors interested in exchanging AARP Class shares of a Fund should call 1-800-253-2277 for more information.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


The following disclosure replaces the disclosure regarding "Redemptions" on page 34:

Redemption By Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employs procedure, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

The following disclosure replaces the disclosure regarding "Internet access" on page 37:

Internet access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for the AARP Class of shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The  following   information  replaces  the  disclosure  on  page  37  regarding
"Dividends and Capital Gains Distribution Options":

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of a Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct
Distributions  Program.  Shareholders  who elect to  participate  in the  Direct
Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

The  following   information  replaces  the  information   regarding  "Automatic
Withdrawal Plan" on page 42:

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class.

The  following   information  replaces  the  information   regarding  "Automatic
Investment Plan" on page 42:

         Shareholders may arrange to make periodic investments in S Class shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for S Class shares.

         Shareholders may arrange to make periodic investments in the AARP Class of each Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $500. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open a Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any AARP Class for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

The  following   information   replaces  the  information   under   "Performance
Information" on page 44:

[Performance to be updated]


The following information replaces the first paragraph of "Organization of the Funds" on page 47:

         Scudder Global Bond Fund and Scudder Emerging Markets Income Fund are series of Global/International Fund, Inc., a Maryland corporation organized on May 15, 1986. The name of this Corporation was changed, effective May 29, 1998, from Scudder Global Fund, Inc. This Corporation currently consists of five series: Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund. Scudder Global Fund, Scudder Global Bond Fund and Scudder Emerging Markets Income Fund are each further divided into two classes of shares, the AARP Class and the S Class shares.

         The authorized capital stock of the Corporation consists of 1.1 billion shares with $.01 par value, 100 million shares of which are allocated to Global Discovery Fund, 400 million shares of which are allocated to Scudder Global Bond Fund, 200 million shares of which are allocated to each of Scudder International Bond Fund, Scudder Emerging Markets Income Fund and Scudder Global Fund. Each share of each series of the Corporation (or class thereof) has equal rights as to each other share of that series as to voting for Directors, redemption, dividends and liquidation. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

The  following   information   replaces  the  information   regarding  "Personal
Investments by Employees of the Adviser" on page 50:

Code of Ethics

The Funds, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

As  of  _____________,   the  following  information  replaces  the  information
regarding "Directors and Officers" on page 51:

            DIRECTORS AND OFFICERS OF GLOBAL/INTERNATIONAL FUND, INC.

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
Henry P. Becton, Jr. (56)         Director                President and General Manager, WGBH              --
WGBH                                                      Educational Foundation
125 Western Avenue
Allston, MA 02134

Linda C. Coughlin (48)+*          Director                Managing Director of Scudder Kemper     Senior Vice President
                                                          Investments, Inc.

Dawn-Marie Driscoll (53)          Director                Executive Fellow, Center for Business            --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates

Edgar R. Fiedler (70)             Director                Senior Fellow and Economic                       --
50023 Brogden                                             Counsellor, The Conference Board, Inc.
Chapel Hill, NC

Keith R. Fox (45)                 Director                Private Equity Investor, President,              --
10 East 53rd Street                                       Exeter Capital Management Corporation
New York, NY  10022

Joan E. Spero (55)                Director                President, Doris Duke Charitable                 --
Doris Duke Charitable Foundation                          Foundation; Department of State -
650 Fifth Avenue                                          Undersecretary of State for Economic,
New York, NY  10128                                       Business and Agricultural Affairs
                                                          (March 1993 to January 1997)

Jean Gleason Stromberg (56)       Director                Consultant; Director, Financial                  --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);
                                                          Partner, Fulbright & Jaworski Law
                                                          Firm (1978-1996)

Jean C. Tempel (56)               Director                Managing Partner, Technology Equity              --
Ten Post Office Square Suite                              Partners
1325Boston, MA 02109

Steven Zaleznick (45)*            Director                President and CEO, AARP Services, Inc.           --
(address)


Ann M. McCreary (43) #            Vice President          Managing Director of Scudder Kemper              --
                                                          Investments, Inc.

John R. Hebble (42)+              Treasurer               Senior Vice President of Scudder        Assistant Treasurer
                                                          Kemper Investments, Inc.


                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

Caroline Pearson (38)+            Assistant Secretary     Senior Vice President of Scudder        Clerk
                                                          Kemper Investments, Inc.; Associate,
                                                          Dechert Price & Rhoads (law firm)
                                                          1989 - 1997

John Millette (37)+               Vice President and      Vice President of Scudder Kemper                 --
                                  Secretary               Investments, Inc.


* Ms. Couglin and Mr. Zaleznick are considered by the Funds and its counsel to be "interested persons" of the Adviser or of the Corporation as defined in the 1940 Act.
** Unless otherwise stated, all officers and directors have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154

         The Directors and officers of the Corporation also serve in similar capacities with respect to other Scudder Funds.

[shareholdings to be updated]

The following  information  regarding the "Administrative  Fee" is added on page
55:

Administrative Fee

         Each Fund has entered into administrative services agreements with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by a Fund (other than those provided by Scudder Kemper under its investment management agreements with the Funds, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") of 0.375% of average daily net assets for Scudder Global Bond Fund and 0.650% of average daily net assets for Scudder Emerging Markets Income Fund. One effect of these arrangements is to make each Fund's future expense ratio more predictable. With regard to Scudder Global Bond Fund and Scudder Emerging Markets Income Fund, the administrative fee will become effective on October 1, 2000.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Funds pursuant to separate agreements with the Funds. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Funds and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Funds. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman holds the portfolio securities of the Funds, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Funds and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for each Fund. In addition to the fees they pay under the investment management agreements with Scudder Kemper, the Funds pay the fees and expenses associated with these service arrangements, as well as each Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to the Funds and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay Scudder Kemper an Administrative Fee.

         Each Administration Agreement has an initial term of three years, subject to earlier termination by a Fund's Board. The fee payable by a Fund to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

         Certain expenses of the Funds will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.

                               SCUDDER GLOBAL FUND
                      SCUDDER EMERGING MARKETS GROWTH FUND
                           SCUDDER INTERNATIONAL FUND

                         SUPPLEMENT TO THE STATEMENT OF
                  ADDITIONAL INFORMATION DATED JANUARY 1, 2000

                           --------------------------

On or about August 28, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 1, 2000 for Scudder Emerging Markets Growth Fund, this prospectus will offer two classes of shares to provide investors with different purchase options. The two classes are: the S Class and the AARP Class. Each class has its own important features and policies. In addition, as of the date noted above for each fund, all existing shares of Scudder Global Fund and Scudder Emerging Markets Growth Fund and all International Shares of Scudder International Fund will be redesignated S Class shares of their respective funds. Shares of the AARP Class will be specially designed for members of the American Association of Retired Persons (the "AARP").

The following information supplements the cover page:

The Semiannual Report to Shareholders of Scudder Emerging Markets Growth Fund dated April 30, 2000 is incorporated by reference and hereby deemed to be part of this Statement of Additional Information. The Semiannual Report to Shareholders of Scudder Global Fund and Scudder International Fund dated February 29, 2000 is incorporated by reference and hereby deemed to be part of this Statement of Additional Information.

Effective September 11, 2000, the following disclosure replaces the first sentence of the first paragraph under the heading "Scudder Global Fund" on page 2 of the Statement of Additional Information:

         Scudder Global Fund seeks long-term growth while actively seeking to reduce downside risk as compared with other global growth funds. Scudder Global Fund will not invest in securities issued by tobacco-producing companies.

The following disclosure replaces the disclosure regarding "Additional Information About Opening an Account" on page 23:

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for S Class and $1,000 for AARP Class through Scudder Investor Services, Inc. by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for S Class and $1,000 for AARP Class), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds,

Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in the AARP Class should call 1-800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 under certain plan accounts and is $1,000 for the AARP Class.

The following disclosure replaces the disclosure regarding "Minimum balances" on page 24:

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 for S Class and $1,000 for AARP Class. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act and Uniform Trust to Minor Act accounts, the minimum balance is $1000. These amounts may be changed by each Fund's Board of Directors. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan
(AIP) of $100/month ($50/month for AARP Class and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Funds reserve the right, following 60 days' written notice to applicable shareholders, to:

         o [assess an annual $10 per Fund charge] (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500 for S Class and $1,000 for AARP Class; and

         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         [Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.]

         [Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.]


The following disclosure replaces the disclosure regarding "Additional Information About Making Subsequent Investments by QuickBuy" on page 24:

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Investors interested in making subsequent investments in the AARP Class of a Fund should call 1-800-253-2277 for further instruction.

The following information replaces the disclosure on pages 25 and 26 of the SAI relating to "Share Price", "Share Certificates" and "Other Information":

Share Price

         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

         There is no sales charge in connection with the purchase of shares of any class of the Funds.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to a Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

         All issued and outstanding shares of what were formerly AARP Funds that were subsequently reorganized into existing Scudder Funds were simultaneously cancelled on the books of the AARP Funds. Share certificates representing interests in shares of the relevant AARP Fund will represent a number of shares of the AARP Class of the relevant Scudder Fund into which the AARP Fund was reorganized. The AARP Class of shares of each fund will not issue certificates representing shares in connection with the reorganization.

Other Information

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on a Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The Board of Directors and the Distributor, each has the right to limit, for any reason, the amount of purchases by and to refuse to sell to any person and each may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Corporation may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

The following disclosure replaces the disclosure regarding "Exchanges" on page
26:

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500 for S Class and $1,000 for AARP Class. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Systematic Exchange Program. Exchanges must be for a minimum of

$50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Systematic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163. Investors interested in exchanging AARP Class shares of a Fund should call 1-800-253-2277 for more information.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


The following disclosure replaces the disclosure regarding "Redemptions" on page 28:

Redemption By Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish the telephone redemption privilege must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employs procedure, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

The following disclosure replaces the disclosure regarding "Internet access" on page 31 and applies to each class of each fund except as noted:

For Scudder International Fund, the following information applies to S Class Shares only. For information regarding account access for R Class shares, please contact your plan administrator/ plan representative.

Internet access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for the AARP Class of shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The following information replaces the disclosure on page 31 regarding "Dividends and Capital Gains Distribution Options":

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of a Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct Distributions Program. Shareholders who elect to participate in the Direct Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

The following information replaces the information regarding "Automatic Withdrawal Plan" on page 36:

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class.

The following information replaces the information regarding "Automatic Investment Plan" on page 37:

         Shareholders may arrange to make periodic investments in R Class and S Class shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for R Class and S Class shares.

         Shareholders may arrange to make periodic investments in the AARP Class of each Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $500. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open a Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any AARP Class for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

The following information replaces the information under "Performance Information" on page 38:

[Performance to be updated]

The following replaces the second and third paragraphs under "Organization of the Funds" on page 41:

         The authorized capital stock of the Corporation consists of 1.6 billion shares of a par value of $.01 each which capital stock has been divided into eight series, six of which are currently offered: Scudder International Fund, the original series; Scudder Latin America Fund, Scudder Pacific Opportunities Fund, both organized in December 1992, Scudder Greater Europe Growth Fund, organized in October 1994, Scudder Emerging Markets Growth Fund, organized in May 1996 and Scudder International Growth and Income Fund, organized in June 1997. Each series consists of 200 million shares except for the Fund which consists of 500 million shares. Scudder International Fund is further divided into four classes of shares, the AARP Class, the S Class, the Barrett International Shares and the R Class shares. Scudder Latin America Fund, Scudder Pacific Opportunities Fund, Scudder Greater Europe Growth Fund and Scudder Emerging Markets Growth Fund are each further divided into two classes of shares, the AARP Class and the S Class shares. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

         Scudder Global Fund is a series of Global/International Fund, Inc., a Maryland corporation organized on May 15, 1986. The name of this Corporation was changed, effective May 29, 1998, from Scudder Global Fund, Inc. This Corporation currently consists of five series: Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund. Scudder Global Fund, Scudder Global Bond Fund and Scudder

Emerging Markets Income Fund are each further divided into two classes of shares, the AARP Class and the S Class shares.

         The authorized capital stock of the Corporation consists of 1.1 billion shares with $.01 par value, 100 million shares of which are allocated to Global Discovery Fund, 400 million shares of which are allocated to Scudder Global Bond Fund, 200 million shares of which are allocated to each of Scudder International Bond Fund, Scudder Emerging Markets Income Fund and Scudder Global Fund. Each share of each series of the Corporation (or class thereof) has equal rights as to each other share of that series as to voting for Directors, redemption, dividends and liquidation. The Directors have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

The following information replaces the fifth complete paragraph under "Investment Adviser" on page 43:

The present investment management agreements (the "Agreements") became effective September 7, 1998, were approved at a shareholder meeting held on December 15, 1998 and were most recently approved by the Directors on June 7, 1999 for Scudder Global Fund and Scudder Emerging Markets Growth Fund. The Agreement for Scudder International Fund was approved at a shareholder meeting held on February 7, 2000 and will become effective on ___________. The Agreements will continue in effect until September 30, 2000 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreement or interested persons of the Adviser or the Corporations, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporations' Directors or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of its assignment.

The following information replaces the information regarding "Personal Investments by Employees of the Adviser" on page 44:

Code of Ethics

The Funds, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

The following information replaces the first complete paragraph under "Investment Adviser" on page 44:

For Scudder Kemper's services, Scudder International Fund pays Scudder Kemper a fee equal to 0.675% of average daily net assets on such assets up to $6 billion, 0.625% of average daily net assets on such assets exceeding $6 billion, and 0.600% of average daily net assets on such assets exceeding $7 billion. The investment advisory fees for the fiscal years ended March 31, 1999, 1998 and 1997 were $23,819,941,

$22,491,681, and $20,989,160, respectively. For the five months ended August 31, 1999, the investment advisory fees pursuant to the Agreement amounted to $11,269,103, of which $2,432,369 was unpaid at August 31, 1999.



As of _____________, the following information replaces the information regarding "Directors and Officers" on page 44:

           DIRECTORS AND OFFICERS OF SCUDDER INTERNATIONAL FUND, INC.
                       AND GLOBAL/INTERNATIONAL FUND, INC.

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
Henry P. Becton, Jr. (56)         Director                President and General Manager, WGBH              --
WGBH                                                      Educational Foundation
125 Western Avenue
Allston, MA 02134

Linda C. Coughlin (48)+*          Director                Managing Director of Scudder Kemper     Senior Vice President
                                                          Investments, Inc.

Dawn-Marie Driscoll (53)          Director                Executive Fellow, Center for Business              --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates

Edgar R. Fiedler (70)             Director                Senior Fellow and Economic                        --
50023 Brogden                                             Counsellor, The Conference Board, Inc.
Chapel Hill, NC

Keith R. Fox (45)                 Director                Private Equity Investor, President,                --
10 East 53rd Street                                       Exeter Capital Management Corporation
New York, NY  10022

Joan E. Spero (55)                Director                President, Doris Duke Charitable                   --
Doris Duke Charitable Foundation                          Foundation; Department of State -
650 Fifth Avenue                                          Undersecretary of State for Economic,
New York, NY  10128                                       Business and Agricultural Affairs
                                                          (March 1993 to January 1997)

Jean Gleason Stromberg (56)       Director                Consultant; Director, Financial                   --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);
                                                          Partner, Fulbright & Jaworski Law
                                                          Firm (1978-1996)

Jean C. Tempel (56)               Director                Managing Partner, Technology Equity              --
Ten Post Office Square Suite                              Partners
1325Boston, MA 02109

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

Steven Zaleznick (45)*            Director                President and CEO, AARP Services, Inc.            --
(address)

Elizabeth J. Allan (46) #         Vice President          Senior Vice President of Scudder                  --
                                                          Kemper Investments, Inc.

Irene T. Cheng (46) #             Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Joyce E. Cornell (56) #           Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Susan E. Dahl (35) #              Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Philip S. Fortuna (41) ##         Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Carol L. Franklin (47) #          Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Edmund B. Games, Jr. (62) +       Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Theresa Gusman (40) #             Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Philip S. Fortuna (41) ##         Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Carol L. Franklin (47) #          Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Ann M. McCreary (43) #            Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Gerald J. Moran ++ (61)           Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Sheridan Reilly (48) #            Vice President          Senior Vice President of Scudder                  --
                                                          Kemper Investments, Inc.

Isabel M. Saltzman+ (45)          Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

Shahram Tajbakhsh (43) ##         Vice President          Senior Vice President of Scudder                  --
                                                          Kemper Investments, Inc.

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

John R. Hebble (42)+              Treasurer               Senior Vice President of Scudder        Assistant Treasurer
                                                          Kemper Investments, Inc.

Caroline Pearson (38)+            Assistant Secretary     Senior Vice President of Scudder        Clerk
                                                          Kemper Investments, Inc.; Associate,
                                                          Dechert Price & Rhoads (law firm)
                                                          1989 - 1997

John Millette (37)+               Vice President and      Vice President of Scudder Kemper                  --
                                  Secretary               Investments, Inc.


* Ms. Couglin and Mr. Zaleznick are considered by the Funds and its counsel to be "interested persons" of the Adviser or of the Corporation as defined in the 1940 Act.
** Unless otherwise stated, all officers and directors have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154

         The Directors and officers of the Corporation also serve in similar capacities with respect to other Scudder Funds.

         [Shareholdings to be updated]

The following information regarding the "Administrative Fee" is added on page
53:

Administrative Fee

         Each Fund has entered into administrative services agreements with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by a Fund (other than those provided by Scudder Kemper under its investment management agreements with the Funds, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") of 0.375% of its average daily net assets. One effect of these arrangements is to make each Fund's future expense ratio more predictable. The Administrative Fee will become effective on or about August 28, 2000 for Scudder International Fund, September 11, 2000 for Scudder Global Fund and October 1, 2000 for Scudder Emerging Markets Growth Fund.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Funds pursuant to separate agreements with the Funds. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Funds and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Funds. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman holds the portfolio securities of the Funds, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Funds and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for each Fund. In addition to the fees they pay under the investment management agreements with Scudder Kemper, the Funds pay the fees and expenses associated with these service arrangements, as well as each Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to the Funds and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay Scudder Kemper an Administrative Fee.

         Each Administration Agreement has an initial term of three years, subject to earlier termination by a Fund's Board. The fee payable by a Fund to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

         Certain expenses of the Funds will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.

Part A of this Post-Effective Amendment No.44 to the Registration Statement is incorporated by reference in its entirety to Scudder Global Fund's Post-Effective Amendment No. 41 on Form N-1A filed on December 28, 1999 and to Scudder Emerging Markets Income Fund and Scudder Global Bond Fund's Post-Effective Amendment No. 43 on Form N-1A filed on February 29, 2000.

Part B of this Post-Effective Amendment No.44 to the Registration Statement is incorporated by reference in its entirety to the Scudder Global Fund's Post-Effective Amendment No. 41 on Form N-1A filed on December 28, 1999, to the Scudder Emerging Markets Income Fund and Scudder Global Bond Fund's Post-Effective Amendment No. 43 on Form N-1A filed on February 29, 2000, to the supplement to the Statement of Additional Information of Scudder Emerging Markets Income Fund and Scudder Global Bond Fund filed on January 7, 2000 and to the supplement to the Statement of Additional Information of Scudder Global Fund filed on March 1, 2000.

                         GLOBAL/INTERNATIONAL FUND, INC.


                      Scudder Emerging Markets Income Fund

                            Scudder Global Bond Fund

                               Scudder Global Fund


Item 23                        Exhibits:

                               a.       (1)      Articles of Amendment and Restatement, dated December 13, 1990, is incorporated by reference to Post-Effective Amendment No. 8 to the
                                                 Registration Statement.

                                        (2)      Articles of Amendment, dated December 29, 1997, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                                        (3)      Articles of Amendment, dated May 29, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                                        (4)      Articles Supplementary, dated February 14, 1991, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration
                                                 Statement.

                                        (5)      Articles Supplementary, dated July 11, 1991, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration
                                                 Statement.

                                        (6)      Articles Supplementary, dated November 24, 1992, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration
                                                 Statement.

                                        (7)      Articles Supplementary, dated October 20, 1993, is incorporated by reference to Post-Effective Amendment No. 19 to the Registration
                                                 Statement.

                                        (8)      Articles Supplementary, dated December 14, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration
                                                 Statement.

                                        (9)      Articles Supplementary, dated March 6, 1996, is incorporated by reference to Post-Effective Amendment No. 28 to the Registration
                                                 Statement.

                                        (10)     Articles Supplementary, dated April 15, 1998 is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                                        (11)     Articles Supplementary, dated March 31, 2000 is filed herein.

                               b        (1)      By-Laws, dated May 15, 1986, are incorporated by reference to the original Registration Statement.

                                        (2)      Amendment, dated May 4, 1987, to the By-Laws is incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                                                 Statement.

                                        (3)      Amendment to the By-Laws, dated September 14, 1987, is
                                                 incorporated by reference to Post-Effective Amendment No. 5 to the
                                                 Registration Statement.

                                       3

                                        (4)      Amendment to the By-Laws, dated July 27, 1988, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration
                                                 Statement.

                                        (5)      Amendment to the By-Laws, dated September 15, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration
                                                 Statement.

                                        (6)      Amended and Restated By-Laws, dated March 4, 1991, are
                                                 incorporated by reference to Post-Effective Amendment No. 12 to the
                                                 Registration Statement.

                                        (7)      Amendment to the By-Laws, dated September 20, 1991, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                                                 Statement.

                                        (8)      Amendment to the By-Laws, dated December 12, 1991, is incorporated by reference to  Post-Effective Amendment No. 23 to the
                                                 Registration Statement.

                                        (9)      Amendment to the By-Laws, dated October 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration
                                                 Statement.

                                        (10)     Amendment to the By-Laws, dated December 3, 1997, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                                        (11)     Amendment to the By-Laws, dated February 7, 2000, is incorporated by reference to Post-Effective Amendment No.44 to the Registration
                                                 Statement.

                               c        (1)      Specimen Share Certificate representing shares of capital stock of
                                                 $.01 par value of Scudder Global Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                                        (2)      Specimen Share Certificate representing shares of capital stock of
                                                 $.01 par value of Scudder International Bond Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
                                                 Statement.

                               d        (1)      Investment Management Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Kemper Investments, Inc. dated
                                                 September 7, 1998 is incorporated by reference to Post-Effective
                                                 Amendment No. 36 to the Registration Statement.

                                        (2)      Investment Management Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Kemper Investments,
                                                 Inc., dated September 7, 1998, is incorporated by reference to
                                                 Post-Effective Amendment No. 36 to the Registration Statement.

                                       4

                                        (3)      Investment Management Agreement between the Registrant (on behalf of Scudder Global Bond Fund) and Scudder Kemper Investments, Inc.,
                                                 dated September 7, 1998, is incorporated by reference to
                                                 Post-Effective Amendment No. 36 to the Registration Statement.

                                        (4)      Investment Management Agreement between the Registrant (on behalf of Scudder Global Discovery Fund) and Scudder Kemper Investments,
                                                 Inc., dated September 7, 1998, is incorporated by reference to Post
                                                 Effective Amendment No. 36 to the Registration Statement.

                                        (5)      Investment Management Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Kemper
                                                 Investments, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration
                                                 Statement.

                               e        (1)      Underwriting Agreement between the Registrant and Scudder Investor
                                                 Services, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration
                                                 Statement.

                                        (2)      Underwriting and Distribution Services Agreement between the
                                                 Registrant  (on behalf of Global Discovery Fund) and Kemper
                                                 Distributors, Inc., dated August 6, 1998 incorporated by reference to Post Effective Amendment 36 to the Registration Statement.

                                        (3)      Underwriting and Distribution Services Agreement between the
                                                 Registrant, (on behalf of Global Discovery Fund) and Kemper
                                                 Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 37 to the Registration
                                                 Statement.

                               f                 Inapplicable.

                               g        (1)      Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration
                                                 Statement.

                                        (2)      Fee schedule for Exhibit (g)(1) is incorporated by reference to
                                                 Post-Effective Amendment No. 4 to the Registration Statement.

                                        (3)      Custodian Agreement between the Registrant (on behalf of Scudder
                                                 International Bond Fund) and Brown Brothers Harriman & Co., dated
                                                 July 1, 1988, is incorporated by reference to Post-Effective
                                                 Amendment No. 5 to the Registration Statement.

                                        (4)      Fee schedule for Exhibit 8(g)(3) is incorporated by reference to
                                                 Post-Effective Amendment No. 5 to the Registration Statement.

                                        (5)      Amendment, dated September 16, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company
                                                 dated July 24, 1986 is Incorporated by reference to Post-Effective
                                                 Amendment No. 6 to the Registration Statement.

                                       5

                                        (6)      Amendment, dated December 7, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company
                                                 dated July 24, 1986 is incorporated by reference to Post-Effective
                                                 Amendment No. 6 to the Registration Statement.

                                        (7)      Amendment, dated November 30, 1990, to the Custodian Contract between the Registrant and State Street Bank and Trust Company,
                                                 dated July 24, 1986, is incorporated by reference to Post-Effective
                                                 Amendment No. 10 to the Registration Statement.

                                        (8)      Custodian Agreement between the Registrant (on behalf of Scudder
                                                 Short Term Global Income Fund) and Brown Brothers Harriman & Co.,
                                                 dated February 28, 1991, is incorporated by reference to
                                                 Post-Effective Amendment No. 15 to the Registration Statement.

                                        (9)      Custodian Agreement between the Registrant (on behalf of Scudder
                                                 Global Small Company Fund) and Brown Brothers Harriman & Co., dated
                                                 August 30, 1991, is incorporated by reference to Post-Effective
                                                 Amendment No. 16 to the Registration Statement.

                                        (10)     Custodian Agreement between the Registrant (on behalf of Scudder
                                                 Emerging Markets Income Fund) and Brown Brothers Harriman & Co.,
                                                 dated December 31, 1993, is incorporated by reference to
                                                 Post-Effective Amendment No. 23 to the Registration Statement.

                                        (11)     Amendment  (on behalf of Scudder Global Fund) dated October 3, 1995 to the Custodian Agreement between the Registrant and Brown
                                                 Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration
                                                 Statement.

                                        (12)     Amendment, dated September 29, 1997, to the Custodian Contract between the Registrant and Brown Brothers Harriman & Co. dated,
                                                 March 7, 1995, is incorporated by reference to Post-Effective
                                                 Amendment No. 32 to the Registration Statement.

                                        (13)     Amendment (on behalf of Scudder International Bond Fund), dated
                                                 April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the
                                                 Registration Statement.

                                        (14)     Amendment (on behalf of Scudder Global Discovery Fund), dated April
                                                 16, 1998, to the Custodian Agreement between the Registrant and
                                                 Brown Brothers Harriman & Co., dated March 7, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                                 Statement.

                                        (15)     Amendment (on behalf of Scudder Emerging Markets Income Fund), dated June 17, 1998, to the Custodian Agreement between the
                                                 Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                                       6

                               h        (1)      Transfer Agency and Service Agreement between the Registrant and
                                                 Scudder Service Corporation, dated October 2, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration
                                                 Statement.

                                        (2)      Revised fee schedule dated October 1, 1996 for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 28 to the
                                                 Registration Statement.

                                        (3)      Agency agreement between the Registrant, (on behalf of Global
                                                 Discovery Fund) and Kemper Service Company, dated April 16,1998, is incorporated by reference to Post-Effective Amendment No. 35 to the
                                                 Registration Statement.

                                        (4)      COMPASS Service Agreement between Scudder Trust Company and the
                                                 Registrant, dated October 1, 1995, is incorporated by reference to
                                                 Post-Effective Amendment No. 26 to the Registration Statement.

                                        (5)      Revised fee schedule, dated October 1, 1996, for Exhibit 9(b)(4) is incorporated by reference to Post-Effective Amendment No. 28 to the
                                                 Registration Statement.

                                        (6)      Shareholder Services Agreement with Charles Schwab & Co., Inc., dated June 1, 1990, is incorporated by reference to Post-Effective
                                                 Amendment No. 7 to the Registration Statement.

                                        (7)      Service Agreement between Copeland Associates, Inc. and Scudder
                                                 Service Corporation (on behalf of Scudder Global Fund and Scudder
                                                 Global Small Company Fund), dated June 8, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration
                                                 Statement.

                                        (8)      Administrative Services Agreement between McGladvey & Pullen, Inc.
                                                 and the Registrant, dated September 30, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration
                                                 Statement.

                                        (9)      Administrative Services Agreement between the Registrant (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated
                                                 April 16, 1998, is incorporated by reference to Post-Effective
                                                 Amendment No. 34 to the Registration Statement.

                                        (10)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Fund Accounting
                                                 Corporation, dated March 14, 1995, is incorporated by reference to
                                                 Post-Effective Amendment No. 24 to the Registration Statement.

                                        (11)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Fund
                                                 Accounting Corporation, dated August 3, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                                 Statement.

                                       7

                                        (12)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Scudder Fund
                                                 Accounting Corporation, dated June 15, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration
                                                 Statement.

                                        (13)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Bond Fund (formerly Scudder Short Term
                                                 Global Income Fund)) and Scudder Fund Accounting Corporation, dated
                                                 November 29, 1995, is incorporated by reference to Post-Effective
                                                 Amendment No. 26 to the Registration Statement.

                                        (14)     Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Fund
                                                 Accounting Corporation, dated February 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration
                                                 Statement.

                                        (15)     Administrative Agreement between the Registrant on behalf of
                                                 Scudder Emerging Markets Income Fund and Scudder Kemper
                                                 Investments, Inc. dated            , 2000 to be filed by amendment.

                                        (16)     Administrative Agreement between the Registrant on behalf of
                                                 Scudder Global Fund and Scudder Kemper Investments, Inc.
                                                 dated            , 2000 to be filed by amendment.

                                        (17)     Administrative Agreement between the Registrant on behalf of
                                                 Scudder Global Bond Fund and Scudder Kemper Investments, Inc.
                                                 dated            , 2000 to be filed by amendment.

                               i                 Inapplicable.

                               j                 Inapplicable.

                               k                 Inapplicable.

                               l                 Inapplicable.

                               m        (1)      Amended and Restated Rule 12b-1 Plan for Global Discovery Fund
                                                 Class B Shares, dated August 6, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

                                        (2)      Amended and Restated Rule 12b-1 Plan for Global Discovery Fund
                                                 Class C Shares dated August 6, 1998 is incorporated by reference to
                                                 Post Effective Amendment No. 36 to the Registration Statement.

                               n.       (1)      Mutual Funds Multi-Distribution System Plan pursuant to Rule
                                                 18f-3 is incorporated by reference to Post-Effective Amendment No.
                                                 33 Exhibit o to the Registration Statement.

                                        (2)      Plan with respect to Scudder Emerging Markets Income Fund pursuant to Rule 18f-3 to be filed by amendment.

                                       8




                                        (3)      Plan with respect to Scudder Global Fund pursuant to Rule 18f-3 to be filed by amendment.

                                        (4)      Plan with respect to Scudder Global Bond Fund pursuant to Rule
                                                 18f-3 to be filed by amendment.

                               p.                Scudder Kemper Investments, Inc. Code of Ethics is filed herein.

Item 24.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent error or accidental omission in the scope of their duties.

         Article Tenth of Registrant's Articles of Incorporation state as follows:

TENTH:            Liability and Indemnification
------            -----------------------------

         To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

         The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

         The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

         The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

         Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer, Scudder Kemper Investments, Inc.**
                           Director, Kemper Service Company
                           Director, Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director and Treasurer, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**
                           Director and Chairman, Scudder Threadneedle International Ltd.
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and President, Scudder Realty Holdings Corporation *
                           Director, Scudder, Stevens & Clark Overseas Corporationo
                           Director and Treasurer, Zurich Investment Management, Inc. xx
                           Director and Treasurer, Zurich Kemper Investments, Inc.
                           Director, Kemper Distributors, Inc.
Lynn S. Birdsong           Director, Vice President and Chief Investment Officer, Scudder Kemper Investments,
                                 Inc.**
                           Director and Chairman, ScudderInvestments (Luxembourg) S.A.#
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. +
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd. +++ +++ +++
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. +

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company xxx

Nicholas Bratt             Director, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder, Stevens & Clark Corporation **
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##


                                       10

                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, Chairman of the Board, Zurich Holding Company of America xxx
                           Director, ZKI Holding Corporation xx

Harold D. Kahn             Chief Financial Officer, Scudder Kemper Investments, Inc.**

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Vice President, Chief Legal Officer and Secretary, Kemper Distributors, Inc.
                           Director and Secretary, Kemper Service Company
                           Director, Senior Vice President, Chief Legal Officer & Assistant Clerk, Scudder
                                 Investor Services, Inc.
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director and Secretary, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. ++
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial
                                 Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd. +
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. x
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. ++



                                       11

                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.
                           Director, Scudder Investments Japan, Inc. +++
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings Ltd.

  *               Two International Place, Boston, MA
  ++              333 South Hope Street, Los Angeles, CA
  **              345 Park Avenue, New York, NY
  #               Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg,  R.C.
                  Luxembourg B 34.564
  ***             Toronto, Ontario, Canada
  +++ +++ +++ +++ Grand Cayman, Cayman Islands, British West Indies
  o               20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
  ###             1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
  xx              222 S. Riverside, Chicago, IL
  xxx             Zurich Towers, 1400 American Ln., Schaumburg, IL
  +               P.O.  Box 309,  Upland  House,  S. Church St.,  Grand  Cayman,
                  British West Indies
  ##              Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
  oo              One South Place, 5th Floor, London EC2M 2ZS England
  ooo             One Exchange Square, 29th Floor, Hong Kong
  +               Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon,  Minato-ku,
                  Tokyo 105-0001
  x               Level 3, Five Blue Street, North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                               (2)                                     (3)

         Scudder Investor Services, Inc.   Position and Offices with               Positions and
         Name and Principal                Scudder Investor Services, Inc.         Offices with Registrant
         Business Address                  -------------------------------         -----------------------
         ----------------
         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mark S. Casady                    President and Assistant Treasurer       None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

                                       12

         Scudder Investor Services, Inc.   Position and Offices with               Positions and
         Name and Principal                Scudder Investor Services, Inc.         Offices with Registrant
         Business Address                  -------------------------------         -----------------------
         ----------------

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John R. Hebble                    Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA  02110

         James J. McGovern                 Chief Financial Officer and Treasurer   None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA  02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Trustee, Vice President
         345 Park Avenue                   Legal Officer and Assistant Clerk       and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

                                       13

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110


         (c)

                     (1)                     (2)                 (3)                 (4)               (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage            Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------
               Scudder Investor              None                None                None               None
                Services, Inc.

         (d)

         Kemper Distributors, Inc. acts as principal underwriters of the Registrant's shares (on behalf of Global Discovery Fund - Class A, Class B and Class C Shares) and acts as principal underwriters of the Kemper Funds.

         (e)

         (1)                               (2)                                                     (3)

         Name and Principal                Position and Offices with                               Positions and
         Business Address                  Scudder Investor Services, Inc.                         Offices with Registrant
         ----------------                  -------------------------------                         -----------------------
         James L. Greenawalt               President                                               None

         Linda C. Coughlin                 Director and Vice Chairman                              None

         Kathryn L. Quirk                  Director, Secretary, Chief Legal Officer and Vice       Director
                                           President

         James J. McGovern                 Chief Financial Officer and Treasurer                   None

         Linda J. Wondrack                 Vice President and Chief Compliance Officer             None

         Paula Gaccione                    Vice President                                          None

         Michael E. Harrington             Managing Director                                       None

         Robert A. Rudell                  Vice President                                          None

         William M. Thomas                 Managing Director                                       None




         Todd N. Gierke                    Assistant Treasurer                                     None

         Phillip J. Collora                Assistant Secretary                                     None

         Paul J. Elmlinger                 Assistant Secretary                                     None

         Diane E. Ratekin                  Assistant Secretary                                     None

         Mark S. Casady                    Director and Chairman                                   None

         Stephen R. Beckwith               Director                                                None

         Herbert A. Christiansen           Vice President                                          None

         Michael Curran                    Managing Director                                       None

         Robert Froelich                   Managing Director                                       None

         C. Perry Moore                    Managing Director                                       None

         Lorie O'Malley                    Managing Director                                       None

         David Swanson                     Managing Director                                       None

         William Glavin                    Managing Director                                       None

         Gary Kocher                       Managing Director                                       None

         Howard Schneider                  Managing Director                                       None

         Johnston Allan Norris             Managing Director and Senior Vice President             None

         John H. Robinson, Jr.             Managing Director and Senior Vice President             None

         George A. Antonah                 Senior Vice President                                   None


Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper
                  Investments, Inc., 345 Park Avenue, New York, NY 10154. Records relating to the duties of the Registrant's custodian (on behalf of Scudder Global Fund) are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's custodian (on behalf of Scudder International Bond Fund, Scudder Short Term Global Income Fund, Scudder Global Small Company Fund and Scudder Emerging Markets Income
                  Fund) are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts.


Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  None.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 8th day of May, 2000.


                                                 GLOBAL/INTERNATIONAL FUND, INC.


                                                 By /s/ John Millette
                                                    ----------------------------
                                                    John Millette
                                                    Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/ Nicholas Bratt
---------------------------------------
Nicholas Bratt                               President (for all except Scudder            May 8, 2000
                                             Global Fund)


/s/ William E. Holzer
---------------------------------------
William E. Holzer                            President (for Scudder Global Fund)          May 8, 2000


/s/ Sheryle J. Bolton
---------------------------------------
Sheryle J. Bolton*                           Director                                     May 8, 2000


/s/ William T. Burgin
---------------------------------------
William T. Burgin*                           Director                                     May 8, 2000


/s/ Keith R. Fox
---------------------------------------
Keith R. Fox*                                Director                                     May 8, 2000


/s/ William H. Luers
---------------------------------------
William H. Luers*                            Director                                     May 8, 2000


/s/ Kathryn L. Quirk
---------------------------------------
Kathryn L. Quirk*                            Director, Vice President and                 May 8, 2000
                                                   Assistant Secretary


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/ Joan E. Spero
---------------------------------------
Joan E. Spero*                               Director                                     May 8, 2000



/s/ John R. Hebble
---------------------------------------
John R. Hebble                               Treasurer (Chief Financial Officer)          May 8, 2000




*By:     /s/ John Millette
         ------------------------------
         John Millette

         Attorney-in-fact, pursuant to powers of
         attorney included with the signature
         pages of Post-Effective Amendment No. 39 to the Registration Statement, filed
         October 12, 1999.

                                                               File No. 33-5724
                                                               File No. 811-4670


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 44

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 47

                           TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                         GLOBAL/INTERNATIONAL FUND, INC.

                         GLOBAL/INTERNATIONAL FUND, INC.

                                  Exhibit Index


                                 Exhibit (a)(11)

                                   Exhibit (p)